Equity Incentive Plan (Stock Options Outstanding) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 9.95	$ 9.94	$ 9.94
Granted			$ 13.24	$ 9.94
Forfeited	$ 9.94
Exercised		$ 9.94	$ 9.94	$ 9.94
Ending Balance	$ 9.95	$ 9.95	$ 9.94	$ 9.94
Exercisable-June 30, 2012	$ 9.95	$ 9.94
Beginning Balance	$ 3.22	$ 3.22	$ 3.22	$ 0
Granted	$ 0	$ 0	$ 4.66	$ 3.22
Forfeited	$ 3.22
Exercised	$ 0	$ 3.22	$ 3.22	$ 3.22
Ending Balance	$ 3.22	$ 3.22	$ 3.22	$ 3.22	$ 0
Exercisable-June 30, 2012	$ 3.22
Beginning Balance	2,056,660	2,072,540	2,083,400
Granted			3,000	2,106,400
Forfeited	(3,560)
Exercised		15,880	13,860	23,000
Ending Balance	2,053,100	2,056,660	2,072,540	2,083,400
Exercisable-June 30, 2012	1,240,040	824,080
Granted	0 years	0 years	10 years	10 years
Outstanding-Beginning Balance	6 years 6 months 26 days	7 years 7 days	8 years 1 month 2 days	9 years 29 days	0 years
Exercisable-June 30, 2012	6 years 6 months 26 days	6 years 11 months 23 days